PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 56,315	$ 60,430